PERPETUAL CARE TRUSTS - Cost and Market Value Associated with Assets Held in Perpetual Care Trusts (Parenthetical) (Detail) - Perpetual care trusts - Variable Interest Entity, Primary Beneficiary
$ in Millions
	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Extension	Dec. 31, 2018 USD ($) Extension	Dec. 31, 2017 USD ($) Extension
Debt Securities, Available-for-sale [Line Items]
Number of potential lockup period extensions | Extension	3	3	3
Lockup extension period	1 year	1 year	1 year
Unfunded investment commitments to private credit funds, callable at any time | $	$ 41.2	$ 94.5	$ 92.2
Minimum
Debt Securities, Available-for-sale [Line Items]
Private credit funds, lockup periods	2 years	4 years	4 years
Fixed income funds and equity funds, redemption period	1 day	1 day	1 day
Minimum | Scenario Previously Reported [Member]
Debt Securities, Available-for-sale [Line Items]
Private credit funds, lockup periods		2 years
Maximum
Debt Securities, Available-for-sale [Line Items]
Private credit funds, lockup periods	7 years	8 years	10 years
Fixed income funds and equity funds, redemption period	30 days	30 days	90 days